Preferred and Common Stock	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Preferred and Common Stock

NOTE 10: PREFERRED AND COMMON STOCK

Vested, Surrendered and Forfeited

During the three and six month periods ended June 30, 2022, 0 and 29 restricted shares of common stock were forfeited, and 0 and 37,879 restricted stock units issued to the Company’s officers and directors vested, respectively.

During the three and six month periods ended June 30, 2021, 56 and 83 restricted shares of common stock were forfeited, and 0 and 37,879 restricted stock units issued to the Company’s officers and directors vested, respectively.

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference, which increased by 0.25% as of July 15, 2017 for each of Series G and Series H. The Company has accounted for these shares as equity.

Series G and Series H American Depositary Shares Exchange Offer

On December 21, 2018, Navios Holdings announced that it commenced an offer to exchange cash and/or newly issued 2024 Notes for approximately 66 2/3% of each of the outstanding Series G American Depositary Shares and Series H American Depositary Shares.

As of March 21, 2019, a total of 10,930 Series H were validly tendered representing a net aggregate nominal value of approximately $26,297. Navios Holdings paid $997 for tender offer expenses, approximately $4,188 as cash consideration and a total of approximately $4,747 in aggregate principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $16,365 was recorded in accumulated deficit. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series H of $7,678.

As of April 18, 2019, a total of 8,841 Series G were validly tendered representing a net aggregate nominal value of approximately $21,271. Navios Holdings paid $620 for tender offer expenses, approximately $4,423 cash consideration and issued a total of approximately $3,879 principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $12,568 was recorded in accumulated deficit. Following the completion of the offer, the company cancelled the undeclared preferred dividend of series G of $6,798.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G and Series H and as a result the respective dividend rate increased by 0.25%. Total undeclared preferred dividends as of June 30, 2022 were $32,909 (net of cancelled dividends).

Series I Preferred Stock

In accordance with the terms of the Convertible Debenture, Navios Holdings issued 1,000 shares of Series I Preferred Stock on January 3, 2022, which have no voting and no economic rights. The Series I Preferred Stock represent 9,133,147 and 29,754,721 shares of common stock issuable as of June 30, 2022 and September 13, 2022, respectively, upon conversion of a Convertible Debenture and are deemed outstanding for voting purposes. Under the terms of the Convertible Debenture, the number of shares of Common Stock issuable upon conversion thereof will increase to the extent that amounts outstanding under the Convertible Debenture increase. NSM, the holder of the Series I Preferred Stock, may convert any or all of the outstanding preferred stock into common stock at its option at any time until the maturity of the Convertible Debenture at the conversion rate of $3.93 per common stock. In addition, there are also provisions for mandatory conversion upon the occurrence of certain events.

Issuances to Officers and Directors

On December 15, 2021, pursuant to the stock plan approved by the Board of the Directors, 40,000 restricted shares of common stock were granted to Navios Holdings officers and directors and issued on January 15, 2022.

Navios Holdings had outstanding as of June 30, 2022 and December 31, 2021, 25,238,591 shares and 25,198,620 shares, respectively, from which 2,414,263 shares are held by Navios Corporation and are considered as treasury shares. Preferred stock was 24,032 (5,350 Series G, 17,682 Series H and 1,000 Series I) and 23,032 (5,350 Series G and 17,682 Series H) as of June 30, 2022 and December 31, 2021 respectively.

Sale of Navios Holdings shares of common stock

On July 13, 2021, the Company issued 9,301,542 shares of common stock in order to repay in full the Grimaud Loan. Please refer also to Note 9 “Transactions with Related Parties”. As of December 2021, the Grimaud sold all 9,301,542 shares of common stock of Navios Holdings and generated net proceeds of $44,437, including costs of $176, part of which was used to fund the Second, Third and Fourth Redemptions.